Income Taxes - Provision for Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
- Hong Kong	$ 138		$ 144
- Other countries	591	$ 2,435	380
Income Tax Expense (Benefit)	$ 729	$ 2,435	$ 524